Interest income and interest expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Interest income	$ 308,039	¥ 2,117,921	¥ 2,530,490	¥ 1,226,852
Interest expense	$ (124,287)	(854,538)	(963,742)	(618,567)
Bank deposits, wealth management products and others
Interest income		1,471,849	1,258,948	693,672
Others
Interest expense		(327,513)	(261,595)	(246,988)
Loan receivables | JD Digits
Interest income		119,047	569,395	161,601
Nonrecourse securitization debt
Interest expense		(527,025)	(702,147)	(371,579)
Nonrecourse securitization debt | JD Digits
Interest income		¥ 527,025	¥ 702,147	¥ 371,579